EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
Schedule of Exploration and Evaluation Expenses
E&E	2023	2022
Engineering	$2,140	$1,390
Environmental	974	2,187
Property fees	1,252	1,194
Site activities	937	1,565
Socio-economic	2,386	2,242
Transportation	(71)	620
Other activities and travel	111	71
Total	$7,729	$9,269

Schedule of General and Administrative Expenses
G&A	2023	2022
Conference and travel	$477	$248
Consulting	855	651
Depreciation of right-of-use assets	101	104
Insurance	3,227	2,422
Office costs, including information technology	765	769
Management and administration	3,172	3,130
Shareholder communication	1,229	1,276
Trust and filing	335	426
Total	$10,161	$9,026

Schedule of Legal, Accounting and Audit Expenses
	2023	2022
Legal	$6,459	$4,212
Insurance cost recoveries	(3,617)	(710)
Accounting	130	119
Audit and reviews	417	389
Total	$3,389	$4,010